Leases - Summary of Amounts Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Depreciation expense of Right of Use assets	€ 6,247	€ 6,325	€ 6,202
Interest expense on lease liabilities	581	573	585
Expense relating to short-term leases	2,118	1,673	1,252
Expense relating to leases of low-value assets	4,749	3,968	5,180
Total amount recognized in profit or loss	€ 13,695	€ 12,539	€ 13,219